Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own	[1]	¥ 85				¥ 30			$ 12
Produced contents monetized on its own		(68)	[1]	$ (10)	[1]	(161)	[1]	¥ (205)
Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]	3,466				9,653			$ 503
Long-term investments	[2]	256		37		896
Long-term investments	[2]	(3,025)		$ (438)		(4,316)
Fair Value, Inputs, Level 1 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]	99
Fair Value, Inputs, Level 2 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]	29				145
Fair Value, Inputs, Level 3 | Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own	[1]	85				30
Fair Value, Inputs, Level 3 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]	¥ 3,338				¥ 9,508

[1]	Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, iQIYI performed an assessment to determine whether the fair value was less than unamortized content costs. iQIYI uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. iQIYI considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. Impairment charges of RMB205 million, RMB161 million and RMB68 million (US$10 million) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022, respectively. The outbreak of COVID-19 during the first quarter of 2020 negatively impacted iQIYI’s operations and financial performance and resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group that resulted in the fair value of the Mainland China film group being less than its corresponding carrying amount. As a result, an impairment charge of RMB390 million related to licensed copyrights (Note 6) and RMB210 million related to produced content (Note 7), respectively, was recognized as cost of revenues for the year ended December 31, 2020.
[2]	Due to factors such as the outbreak of coronavirus (COVID-19) resulting in declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statement of comprehensive income during the years ended December 31, 2021 and 2022. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value.